Adoption of new accounting pronouncements	12 Months Ended
Oct. 31, 2019
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
Adoption of new accounting pronouncements [Text Block]

5. Adoption of new accounting pronouncements

(a) Amendments to IFRS 2 Share-based payments

IFRS 2 clarifies how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The effective date of these amendments is for annual periods beginning January 1, 2018. The Company has adopted these amendments as of the effective date and has assessed no significant changes as a result of the adoption of these amendments.

(b) IFRS 9 Financial instruments

IFRS 9 addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: amortized cost, and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income ("FVOCI"). The effective date of this standard is for annual periods beginning January 1, 2018. The Company has adopted this new standard as of its effective date on a retrospective basis with the exception of financial assets that were derecognized at the date of initial application, November 1, 2018. There was no significant impact on these consolidated financial statements as a result of the adoption of this new standard. The new classification and measurement of the Company's financial assets are as follows:

(i) Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion. Financial assets classified in this category are measured at amortized cost using the effective interest method.

(ii) Fair value through profit or loss ("FVTPL")

This category includes derivative instruments as well as quoted equity instruments which the Company has not irrevocably elected, at initial recognition or initial application date, to classify at FVOCI. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect and sell contractual cash flows. Financial assets in this category are recorded at fair value with changes recognized in profit or loss.

(iii) Impairment of financial assets

Critical to the determination of ECLs is the definition of default and the definition of a significant increase in credit risk. The definition of default is used in measuring the amount of ECLs and in the determination of whether the loss allowance is based on 12- month or lifetime ECLs. The Company considers the following as constituting an event of default: the borrower is past due more than 90 days on any material credit obligation, or the borrower is unlikely to pay its credit obligations to the Company in full. The Company monitors all financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk, the Company will measure the loss allowance based on lifetime rather than 12-month ECLs. In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Company compares the risk of a default on the financial asset at the current reporting date against the risk of a default that was anticipated when the financial asset was first recognized, adjusted for remaining maturity of the instrument.

The IFRS 9 requirements for the classification and measurement of financial liabilities are substantially unchanged from IAS 39 except for the removal of cost exception for derivative financial liabilities and changes in fair value as a result of entity's own credit risk now recognized in OCI. The Company has assessed no change in classification and measurement of financial liabilities.

The assessment of the Company's business models was made as of the date of initial application, November 1, 2018, and then applied retrospectively to those financial instruments that were not derecognized before November 1, 2018. There was no adjustment to opening accumulated deficit resulting from the retrospective application of IFRS 9 to these financial instruments.

	IFRS 9	IAS 39
Financial assets
Cash	Amortized cost	FVTPL
Development costs receivable	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Financial liabilities
Trade payables and other liabilities	Amortized cost	Amortized cost
Convertible debentures	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	FVTPL

(c) IFRS 15 Revenue from contracts with customers

IFRS 15 replaces the previous guidance on revenue. This standard specifies how and when revenue should be recognized based on a five- step model, which is applied to all contracts with customers. The revenue recognition model has changed from one based on the transfer of risks and rewards of ownership to one based on the transfer of control. IFRS 15 became effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company has adopted this new standard as of its effective date, using the full retrospective method of adoption. The Company does not have any current contracts with customers and has assessed no changes to current and prior reporting periods as a result of the adoption of this new standard.